SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of class A common stock reflected in the condensed consolidated balance sheets (Details) - Northern Genesis Acquisition Corp II [Member] - USD ($)	4 Months Ended	9 Months Ended
	Jan. 15, 2021	Sep. 30, 2021
Gross proceeds	$ 414,000,000	$ 414,000,000
Less:
Proceeds allocated to Public Warrants	(20,286,000)	(20,286,000)
Class A common stock issuance costs	(22,073,126)	(22,073,126)
Plus:
Accretion of carrying value to redemption value	42,359,126	42,359,126
Class A common stock subject to possible redemption	$ 414,000,000	$ 414,000,000